INCOME TAX EXPENSES - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	$ 23,566,278
Recognized impairment	10,384,323
Recognized impairment, taxes	3,634,513
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	33,353
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	10,113,898
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	23,007
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	214,065
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses with impairment and other unrecognized tax losses	$ 13,181,955